FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 17 — FINANCIAL INSTRUMENTS

a) General considerations - Gerdau S.A. and its subsidiaries enter into transactions with financial instruments whose risks are managed by means of strategies and exposure limit controls. All financial instruments are recorded in the accounting books and presented as short-term investments, loans and financing, debentures, related-party transactions, unrealized gains on derivatives, unrealized losses on derivatives, obligations with FIDC, other current assets, other non-current assets, other current liabilities and other non-current liabilities.

The Company has derivatives and non-derivative instruments, such as the hedge for some operations under hedge accounting. These operations are non-speculative in nature and are intended to protect the company against exchange rate fluctuations on foreign currency loans and against interest rate fluctuations.

b) Market value — the market value of the aforementioned financial instruments is as follows:

	2019		2018
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Short-term investments	3,652,949	3,652,949	459,470	459,470
Related parties	95,445	95,445	27,939	27,939
Unrealized gains on financial instruments - Derivative instruments	2,846	2,846	33,417	33,417
Other current assets	618,769	618,769	780,423	780,423
Other non-current assets	464,169	464,169	449,592	449,592
Liabilities
Loans and Financing	13,138,823	14,288,142	13,367,841	13,533,306
Debentures	2,911,044	2,864,950	1,538,873	1,538,873
Related parties	—	—	1,350	1,350
Unrealized losses on financial instruments - Derivative instruments	—	—	5,245	5,245
Obligations with FIDC	1,018,501	1,018,501	938,526	938,526
Other current liabilities	666,858	666,858	988,967	988,967
Other non-current liabilities	449,375	449,375	499,092	499,092

The fair values of Loans and Financing and Debentures are based on market premises, which may take into consideration discounted cash flows using equivalent market rates and credit rating. All other financial instruments, which are recognized in the Consolidated Financial Statements at their carrying amount, are substantially similar to those that would be obtained if they were traded in the market. However, because there is no active market for these instruments, differences could exist if they were settled in advance. The fair value hierarchy of the financial instruments above are presented in Note 17.g.

c) Risk factors that could affect the Company’s and its subsidiaries’ businesses:

Price risk of commodities: this risk is related to the possibility of changes in prices of the products sold by the Company or in prices of raw materials and other inputs used in the productive process. Since the Company operates in a commodity market, net sales and cost of sales may be affected by changes in the international prices of their products or materials. In order to minimize this risk, the Company constantly monitors the price variations in the domestic and international markets.

Interest rate risk: this risk arises from the possibility of losses (or gains) due to fluctuations in interest rates applied to the Company’s financial liabilities or assets and future cash flows and income. The Company evaluates its exposure to these risks: (i) comparing financial assets and liabilities denominated at fixed and floating interest rates and (ii) monitoring the variations of interest rates like Libor and CDI. Accordingly, the Company may enter into interest rate swaps in order to reduce this risk.

Exchange rate risk: this risk is related to the possibility of fluctuations in exchange rates affecting the amounts of financial assets or liabilities or of future cash flows and income. The Company assesses its exposure to the exchange rate by measuring the difference between the amount of its assets and liabilities in foreign currency. The Company understands that the accounts receivables originated from exports, its cash and cash equivalents denominated in foreign currencies and its investments abroad are more than equivalent to its liabilities denominated in foreign currency. Since the management of these exposures occurs at each operation level, if there is a mismatch between assets and liabilities denominated in foreign currency, the Company may employ derivative financial instruments in order to mitigate the effect of exchange rate fluctuations.

Credit risk: this risk arises from the possibility of the company not receiving amounts arising from sales to customers or investments made with financial institutions.  In order to minimize this risk, the company adopt the procedure of analyzing in details of the financial position of their customers, establishing a credit limit and constantly monitoring their balances. Regarding short-term investments, the Company invests solely in financial institutions with low credit risk, as assessed by rating agencies. In addition, each financial institution has a maximum limit for investment, determined by the Company’s Credit Committee.

Capital management risk: this risk comes from the Company’s choice in adopting a financing structure for its operations. The Company manages its capital structure, which consists of a ratio between the financial debts and its own capital (Equity) based on internal policies and benchmarks. The Key Performance Indicators (KPI) related to the “Capital Structure Management” objective are: WACC (Weighted Average Cost of Capital), Net Debt/EBITDA (Earnings before interest, income tax, depreciation and amortization), Coverage Ratio of Net Financial Expenses (EBITDA/Net Financial Expenses) and Debt/Total Capitalization Ratio. Net Debt is formed by the principal of the debt reduced by cash, cash equivalents and short-term investments (notes 4, 15 and 16). Total Capitalization is formed by the Total Debt (composed of the principal of the debt) and the Equity (Note 24). The Company may change its capital structure, according to economic and financial conditions, in order to optimize its financial leverage and debt management. At the same time, the Company seeks to improve its ROCE (Return on Capital Employed) through the implementation of working capital management and an efficient program of investments in property, plant and equipment. In the long term, the Company seeks to remain within the parameters below, admitting occasional variations in the short term:

Net debt/EBITDA	From 1.0 to 1.5 times
Gross debt limit	R$ 12 billion
Average maturity	more than 6 years

These key indicators are used to monitor objectives described above and may not necessarily be used as indicators for other purposes, such as impairment tests.

Liquidity risk: The Company’s management policy of indebtedness and cash on hand is based on using the committed lines and the currently available credit lines with or without a guarantee in export receivables for maintaining adequate levels of short, medium, and long-term liquidity. The maturity of long-term loans and financing, and debentures are presented in Notes 15 and 16, respectively.

	2019
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable	3,762,768	3,762,768	—	—	—
Loans and financing	20,061,659	2,312,877	2,659,844	3,793,164	11,295,774
Debentures	3,457,033	152,928	1,764,003	686,732	853,370
Obligations with FIDC	1,018,501	—	—	—	1,018,501
Lease liabilities (current liability)	202,536	202,536	—	—	—
Other current liabilities	666,858	666,858	—	—	—
Lease liabilities (non-current liability)	601,733	—	294,249	144,744	162,740
Other non-current liabilities	449,375	—	20,079	—	429,296
	30,220,463	7,097,967	4,738,175	4,624,640	13,759,681

	2018
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable	4,335,054	4,335,054	—	—	—
Loans and financing	20,613,734	2,817,346	5,053,827	2,509,962	10,232,599
Debentures	1,940,474	104,995	231,817	1,600,632	3,030
Unrealized losses on financial instruments - Derivative Instruments	5,245	5,245	—	—	—
Obligations with FIDC	938,526	—	—	—	938,526
Other current liabilities	772,970	772,970	—	—	—
Other non-current liabilities	499,092	—	13,295	—	485,797
	29,105,095	8,035,610	5,298,939	4,110,594	11,659,952

Sensitivity analysis:

The Company performed a sensitivity analysis, which can be summarized as follows:

Impacts on Statements of Income

Assumptions	Percentage of change	2019	2018
Foreign currency sensitivity analysis	5%	112,355	113,445
Interest rate sensitivity analysis	10 bps	70,891	55,959
Sensitivity analysis of changes in prices of products sold	1%	396,440	461,595
Sensitivity analysis of changes in raw material and commodity prices	1%	258,906	296,234
Sensitivity analysis of interest rate and foreign currency swaps	10 bps/5%	—	11,073
Sensitivity analysis of Swap of interest rate	50 bps	408	476
Sensitivity analysis of NDF (Non Deliverable Forwards)	5%	—	7,063

Foreign currency sensitivity analysis:  As of December 31, 2019, the Company is mainly exposed to variations between the Real and the Dollar. The sensitivity analysis carried out by the Company considers the effects of a 5% increase or reduction between the Real and the Dollar in its non-hedged debt. In this analysis, if the Real appreciates against the Dollar, this would represent a gain of R$ 112,355 and R$ 71,718 after the effects arising from the changes in the net investment hedge described in note 17.f - (R$ 113,445 and R$ 74,457 as of December 31, 2018, respectively). If the Real depreciates against the Dollar this would represent an expense of the same value. Due to the investment hedge, the variations are minimized when the exchange variation accounts and income tax are analyzed.

The net amounts of trade accounts receivable and trade accounts payable denominated in foreign currency do not represent any relevant risk in the case of any fluctuation of exchange rates.

Interest rate sensitivity analysis: The interest rate sensitivity analysis made by the Company considers the effects of an increase or reduction of 10 basis point (bps) on the average interest rate applicable to the floating part of its debt. The calculated impact, considering this variation in the interest rate totals R$ 70,891 as of December 31, 2019 (R$ 55,959 as of December 31, 2018) and would impact the Financial expenses account in the Consolidated Statements of Income. The specific interest rates to which the Company is exposed are related to the loans, financing, and debentures presented in Notes 15 and 16, and are mainly comprised by Libor and CDI — Interbank Deposit Certificate.

Sensitivity analysis of changes in sales price of products and price of raw materials and other inputs used in production: The Company is exposed to changes in the price of its products. This exposure is associated with the fluctuation of the sale price of the Company’s products and the price of raw materials and other inputs used in the production process, mainly for operating in a commodity market. The sensitivity analysis made by the Company considers the effects of an increase or of a reduction of 1% on both prices. The impact measured considering this variation in the price of products sold, considering the revenues and costs of the year ended on December 31, 2019, totals R$ 396,440 (R$ 461,595 as of December 31, 2018) and the variation in the price of raw materials and other inputs totals R$ 258,906 as of December 31, 2019 (R$ 296,234 as of December 31, 2018). The impact in the price of products sold and raw materials would be recorded in the accounts Net Sales and Cost of Sales, respectively, in the Consolidated Statements of Income.

Sensitivity analysis of interest rate swaps: The Company has exposure to interest rate swaps for some of its loans and financing. The sensitivity analysis calculated by the Company considers the effects of either an increase or a decrease of 50 bps in the interest curve for Pre x DI operations. These variations represent an income or expense of R$ 408 (R$ 11,549 as of December 31, 2018). These effects would be recognized in the statement of comprehensive income. The interest rate swaps to which the Company is exposed to are presented in note 17.e.

d) Financial Instruments per Category

Summary of the financial instruments per category:

		Financial asset at fair	Financial asset at fair
2019	Financial asset at	value through profit or	value through other
Assets	amortized cost	loss	comprehensive income	Total
Short-term investments	—	3,652,949	—	3,652,949
Unrealized gains on financial instruments - Derivative instruments	—	—	2,846	2,846
Related parties	95,445	—	—	95,445
Other current assets	618,769	—	—	618,769
Other non-current assets	464,169	—	—	464,169
Total	1,178,383	3,652,949	2,846	4,834,178
Financial income (expenses)	279,843	92,759	—	372,602

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financings	—	13,138,823	13,138,823
Debentures	—	2,911,044	2,911,044
Obligations with FIDC	—	1,018,501	1,018,501
Lease liabilities (current liability)	—	202,536	202,536
Other current liabilities	—	666,858	666,858
Lease liabilities (non-current liability)	—	601,733	601,733
Other non-current liabilities	—	449,375	449,375
Total	—	18,988,870	18,988,870
Financial income (expenses)	(20,636)	(1,861,180)	(1,881,816)

		Financial asset at fair	Financial asset at fair
2018	Financial asset at	value through profit or	value through other
Assets	amortized cost	loss	comprehensive income	Total
Short-term investments	—	459,470	—	459,470
Unrealized gains on financial instruments - Derivative instruments	—	—	33,417	33,417
Related parties	27,939	—	—	27,939
Other current assets	780,423	—	—	780,423
Other non-current assets	449,592	—	—	449,592
Total	1,257,954	459,470	33,417	1,750,841
Financial income (expenses)	629,750	115,081	—	744,831

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financings	—	13,367,841	13,367,841
Debentures	—	1,538,873	1,538,873
Related parties	—	1,350	1,350
Obligations with FIDC	—	938,526	938,526
Other current liabilities	—	988,967	988,967
Other non-current liabilities	—	499,092	499,092
Unrealized losses on financial instruments - Derivative instruments	5,245	—	5,245
Total	5,245	17,334,649	17,339,894
Financial income (expenses)	(17,484)	(2,617,142)	(2,634,626)

On December 31, 2019, the Company has derivative financial instruments such as interest rate swaps. The other derivative financial instruments had their losses and/or realized and unrealized gains presented in the account gains (losses) with financial instruments, net in the Consolidated Statement of Income.

e) Operations with derivative financial instruments

Risk management objectives and strategies: In order to execute its strategy of sustainable growth, the Company implements risk management strategies in order to mitigate market risks.

The objective of derivative transactions is always related to mitigating market risks as stated in our policies and guidelines. The monitoring of the effects of these transactions is performed monthly by the Financial Risk Management Committee, which validates the mark to market of these transactions. All derivative financial instruments are recognized at fair value in the Consolidated Financial Statements of the Company.

Policy for use of derivatives: The Company is exposed to various market risks, including changes in exchange rates, commodities prices and interest rates. The Company uses derivatives and other financial instruments to reduce the impact of such risks on the fair value of its assets and liabilities or in future cash flows and income. The Company has established policies to evaluate the market risks and to approve the use of derivative transactions related to these risks. The Company enters into derivative financial instruments solely to manage the market risks mentioned above and never for speculative purposes. Derivative financial instruments are used only when they have a related position (asset or liability exposure) resulting from business operations, investments and financing.

Policy for determining fair value: the fair value of derivative financial instruments is determined using models and other valuation techniques, including future prices and market curves.

Derivative transactions may include: interest rate and/or currency swaps, currency futures contracts and currency options contracts.

Swap Contracts

The company has contracted Pre x DI swap operation, through which it receives a fixed interest rate and pays a floating interest rate, both in local currency. The counterparties to these operations are always highly rated financial institutions with low credit risk.

The derivatives instruments can be summarized and categorized as follows:

		Notional value				Amount receivable		Amount payable
Contracts	Position	2019		2018		2019	2018	2019	2018
Forward
Maturity at 2019	purchase in US$		—	US$	19.2 million	—	—	—	(4,069)
Maturity at 2019	sell in US$		—	US$	18.3 million	—	462	—	(1,176)

Cross currency swap
Maturity in 2019	CDI 111.50%		—	R$	230.5 million	—	30,249	—	—

Swap of interest rate
Maturity in 2020	CDI 111.50%	R$	50.0 million	R$	50.0 million	2,846	2,706	—	—
Total fair value of financial instruments						2,846	33,417	—	(5,245)

Prospective and retrospective tests demonstrated the effectiveness of these instruments.

	2019	2018
Current assets	2,846	30,711
Non-current assets	—	2,706
	2,846	33,417
Unrealized losses on financial instruments - Derivative instruments
Current liabilities	—	(5,245)
	—	(5,245)

	2019	2018
Net Income
Gains on financial instruments	5,518	49,576
Losses on financial instruments	(20,636)	(17,484)
	(15,118)	32,092
Other comprehensive income
Gains on financial instruments	3,502	11,947
	3,502	11,947

f) Net investment hedge

The Company designated as hedge of part of its net investments in subsidiaries abroad the operations of Ten/Thirty Years Bonds. As a consequence, the effect of exchange rate changes on these debts has been recognized in the Statement of Comprehensive Income.

The exchange variation generated on the operations of Ten/Thirty Years Bonds in the amount of US$ 1.8 billion (designated as hedges) is recognized in the Statement of Comprehensive Income, while the exchange rate on the portion of US$ 0.3 billion (not designated as hedges) is recognized in income.

Based on the standards related to this subject, the Company demonstrated effectiveness of the hedge as of its designation dates and demonstrated the high effectiveness of the hedge from the contracting of each debt for the acquisition of these companies abroad, whose effects were measured and recognized directly in the Statement of Comprehensive Income as an unrealized loss, net of taxes, in the amount R$ 322,948 for the year ended on December 31, 2019 (loss of R$ 1,491,534 on December 31, 2018).

The objective of the hedge is to protect, during the existence of the debt, the amount of part of the Company’s investment in the subsidiaries abroad mentioned above against positive and negative changes in the exchange rate. This objective is consistent with the Company’s risk management strategy. Prospective and retrospective tests demonstrated the effectiveness of these instruments.

g) Measurement of fair value:

IFRS defines fair value as the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction. The standard also establishes a three-level hierarchy for the fair value, which prioritizes information when measuring the fair value by the company, to maximize the use of observable information and minimize the use of non-observable information. IFRS describes the three levels of information to be used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 - Inputs other than quoted prices included in Level 1 available, where (unadjusted) quoted prices are for similar assets and liabilities in non-active markets, or other data that is available or may be corroborated by market data for substantially the full term of the asset or liability.

Level 3 - Inputs for the asset or liability that are not based on observable market data, because market activity is insignificant or does not exist.

As of December 31, 2019, the Company had some assets which the fair value measurement is required on a recurring basis. These assets include investments in private securities and derivative instruments.

Financial assets and liabilities of the Company, measured at fair value on a recurring basis and subject to disclosure requirements of IFRS 7 as of December 31, 2019 and December 31, 2018, are as follows:

	Fair Value Measurements at Reporting Date Using
					Quoted Prices in Non-Active
			Quoted Prices Active Markets for		Markets for Similar Assets
	Accounting balance		Identical Assets (Level 1)		(Level 2)
	2019	2018	2019	2018	2019	2018

Current assets
Short-term investments	3,652,949	459,470	—	114,027	3,652,949	345,443
Unrealized gains on financial instruments - Derivative instruments	2,846	30,711	—	—	2,846	30,711
Other current assets	618,769	780,423	—	—	618,769	780,423

Non-current assets
Related parties	95,445	27,939	—	—	95,445	27,939
Unrealized gains on financial instruments - Derivative instruments	—	2,706	—	—	—	2,706
Other non-current assets	464,169	449,592	—	—	464,169	449,592
	4,834,178	1,750,841	—	114,027	4,834,178	1,636,814

Current liabilities
Short-term debt	1,544,211	1,822,183	—	—	1,544,211	1,822,183
Debentures	18,015	2,755	—	—	18,015	2,755
Unrealized losses on financial instruments - Derivative instruments	—	5,245	—	—	—	5,245
Lease liabilities	202,536	—	—	—	202,536	—
Other current liabilities	666,858	772,970	—	—	666,858	772,970

Non-current liabilities
Long-term debt	11,594,612	11,545,658	—	—	11,594,612	11,545,658
Debentures	2,893,029	1,536,118	—	—	2,893,029	1,536,118
Related parties	—	1,350	—	—	—	1,350
Obligations with FIDC	1,018,501	938,526	—	—	1,018,501	938,526
Lease liabilities	601,733	—	—	—	601,733	—
Other non-current liabilities	449,375	499,092	—	—	449,375	499,092
	18,988,870	17,123,897	—	—	18,988,870	17,123,897

h) Changes in liabilities from Cash flow from financing activities:

As required by IAS 7, the Company has summarized below the changes in the liabilities of cash flow from financing activities, from its Statement of Cash Flows:

		Cash transactions		Non cash transactions
Interest expense on
			Interest paid	loans and Interest on
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	Exchange variation and	Balances as of
	December 31, 2018	from financing activities	financing	parties	and others	December 31, 2019
Related parties, net	(26,589)	(64,089)	—	(4,767)	—	(95,445)
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	14,878,542	700,490	(945,027)	938,120	474,896	16,047,021

		Cash transactions		Non cash transactions
Exchange variation,
				Interest expense on	operations with
			Interest paid	loans and Interest on	subsidiaries and
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	associate company and	Balances as of
	December 31, 2017	from financing activities	financing	parties	others	December 31, 2018
Related parties, net	(51,839)	25,755	—	(545)	40	(26,589)
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	16,510,851	(3,439,644)	(1,162,364)	1,177,686	1,792,013	14,878,542

		Cash transactions		Non cash transactions
Exchange variation,
				Interest expense on	operations with
			Interest paid	loans and Interest on	subsidiaries and
	Balances as of	Proceeds/(Repayment)	on loans and	loans with related	associate company and	Balances as of
	January 01, 2017	from financing activities	financing	parties	others	December 31, 2017
Related parties, net	(57,541)	5,797	—	(95)	—	(51,839)
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	20,576,866	(3,975,541)	(1,330,116)	1,323,448	(83,806)	16,510,851